State Street Bank and Trust Company

Legal Services Department

100 Huntington Avenue

CPH0326

Boston, MA 02116

February 26, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Taiwan Fund, Inc. (the “Fund”)

    File No. 811-04893

Dear Sir/Madam:

On behalf of the above referenced Fund, transmitted herewith for filing pursuant to Rule 14a- (a) of Regulation 14A under the Securities Exchange Act of 1934 (the “1934 Act”) is a preliminary copy of the Notice and Proxy Statement to be sent to stockholders in connection with the Annual Meeting of Stockholders of the Fund to be held on April 19, 2016. The close of business on February 26, 2016 is the record date for the determination of stockholders entitled to notice of and to vote at the meeting or any adjournments thereof. The meeting will be held for the following purposes:

(1)	To elect directors to serve for the ensuing year;

(2)	If not withdrawn, to consider a stockholder proposal to amend the Fund’s bylaws; and

(3)	To transact such other business as may properly come before the Meeting or any adjournments thereof.

Pursuant to Rule 14a-6(i)(2) of the 1934 Act, no fee is required for this filing.

If you have any questions concerning this filing, you may contact me at (617) 662-1504.

Very truly yours,

/s/ Brian F. Link

Brian F. Link

Secretary of the Fund

Enclosures